EARNINGS PER SHARE: (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE:
Schedule of computation of basic and diluted earnings per common share

	YearendedDecember31,
($inmillions,exceptpershareamounts;sharesinthousands)	2011	2010	2009
EPS Numerator:
Amounts attributable to Rockwood Holdings,Inc.:
Income from continuing operations	$291.1	$220.0	$4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3	-	-
Net income	$411.3	$239.4	$21.1

EPS Denominator:
Basic weighted average number of common shares outstanding	76,555	74,985	74,096
Effect of dilutive stock options and other incentives	3,310	3,108	755
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865	78,093	74,851

Basic earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.80	$2.93	$0.06
Earnings from discontinued operations, net of tax	1.57	0.26	0.22
Basic earnings per common share	$5.37	$3.19	$0.28

Diluted earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.64	$2.82	$0.06
Earnings from discontinued operations, net of tax	1.51	0.25	0.22
Diluted earnings per common share	$5.15	$3.07	$0.28